Segment reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment reporting
Schedule of segment information

	Three months ended September 30, 2022				Nine months ended September 30, 2022
	Critical	Data	Energy		Critical	Data	Energy
	Metals	Processing	Storage	Total	Metals	Processing	Storage	Total
Revenue	$—	$554	$627	$1,181	$—	$7,545	$627	$8,172
Intersegment revenues	—	89	—	89	—	228	—	228
Loss (income) from operations	38,669	640	2,400	41,709	86,552	(3,956)	6,005	88,601
Segment Assets	267,548	6,542	20,712	294,802	267,548	6,542	20,712	294,802

	Three months ended September 30, 2021				Nine months ended September 30, 2021
	Critical	Data	Energy		Critical	Data	Energy
	Metals	Processing	Storage	Total	Metals	Processing	Storage	Total
Revenue	$—	$1,043	$2	$1,045	$—	$3,993	$106	$4,099
Intersegment revenues	—	56	—	56	—	100	—	100
Loss (income) from operations	15,630	185	2,548	18,363	33,770	(97)	4,863	38,536
Segment Assets	106,723	8,008	30,126	144,857	106,723	8,008	30,126	144,857

	As at and for the year ended December 31, 2021
	Critical Metals	Data Processing	Energy Storage	Total
Revenue	$—	$4,512	$140	$4,652
Intersegment revenues	—	112	—	112
Loss from operations	53,188	633	6,928	60,749
Depreciation and amortization	826	2,865	559	4,250
Segment Assets	119,738	6,152	27,641	153,531
Expenditures for segment assets	14,832	8	341	15,181
Investments subject to significant influence	7,701	—	—	7,701

	As at and for the year ended December 31, 2020
	Critical Metals	Data Processing	Energy Storage	Total
Revenue	$185	$4,212	$236	$4,633
Intersegment revenues	—	135	—	135
Loss from operations	21,054	752	4,795	26,601
Depreciation and amortization	790	2,783	466	4,039
Segment Assets	52,041	10,348	9,332	71,721
Expenditures for segment assets	14,911	7	85	15,003
Investments subject to significant influence	7,727	—	—	7,727

	As at and for the year ended December 31, 2019
	Critical Metals	Data Processing	Energy Storage	Total
Revenue	$278	$3,032	$442	$3,752
Intersegment revenues	—	117	—	117
Loss from operations	18,477	1,293	6,410	26,180
Depreciation and amortization	595	2,718	563	3,876
Segment Assets	33,502	11,802	7,473	52,777
Expenditures for segment assets	3,969	5	32	4,006
Investments subject to significant influence	14,438	—	—	14,438